Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents break down as follows:

	12.31.25	12.31.24	12.31.23
Cash and Due from Banks	9,367,222,727	8,872,753,639	5,717,518,496
Argentine Central Bank’s Bills and Notes Maturing within 90 days(1)	—	—	76,037,501
Receivables from Repurchase transactions(2)	—	—	3,324,790,950
Loans to Financial Institutions(3)	—	54,329,638	17,187,922
Overnight Placements in Foreign Banks(3)	894,642,085	406,848,599	50,359,231
Mutual Funds(4) (5)	10,578,443	149,934,737	139,755,592
Time Deposits Maturing within 90 days(1)	—	—	34,146,010
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (4) (6)	—	259,181,258	—
Total Cash and Cash Equivalents	10,272,443,255	9,743,047,871	9,359,795,702
(1)Included within Debt Securities at Fair Value through Profit or Loss.
(2)Included within Repurchase Transactions with original maturities of less than three months.
(3)Included within Loans and Other Financing with maturities of less than three months.
(4)Included within Other Financial Assets with maturities of less than three months.
(5)Mutual funds are comprised of assets with a liquidity of less than three months.
(6)Includes transactions involving the sale of government securities to be settled, agreed on a one‑day basis, with the Argentine Central Bank.
The reconciliation of financing activities as of December 31, 2025, 2024 and 2023 is presented below:

Item	Balances at 12.31.24	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.25
Lease Liabilities	70,662,225	(34,285,087)	—	7,819,750	44,196,888
Debt Securities	1,327,992,931	(941,317,483)	1,704,506,242	(468,841,323)	1,622,340,367
Subordinated Debt Securities	350,069,829	—	—	26,120,916	376,190,745
Financing Received from the Argentine Central Bank and Other Financial Institutions	581,156,334	(2,009,391,569)	2,357,372,699	(47,391,752)	881,745,712
Total	2,329,881,319	(2,984,994,139)	4,061,878,941	(482,292,409)	2,924,473,712

Item	Balances at 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.24
Lease Liabilities	84,395,031	(17,120,087)	—	3,387,281	70,662,225
Debt Securities	265,597,819	(280,207,265)	1,413,380,966	(70,778,589)	1,327,992,931
Subordinated Debt Securities	589,009,699	—	—	(238,939,870)	350,069,829
Financing Received from the Argentine Central Bank and Other Financial Institutions	395,690,863	(1,106,251,456)	1,344,423,293	(52,706,366)	581,156,334
Total	1,334,693,412	(1,403,578,808)	2,757,804,259	(359,037,544)	2,329,881,319

Item	Balances at 12.31.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.23
Lease Liabilities	68,471,208	(18,256,119)	—	34,179,942	84,395,031
Debt Securities	600,396,157	(450,289,950)	214,908,474	(99,416,862)	265,597,819
Subordinated Debt Securities	405,046,690	—	—	183,963,009	589,009,699
Financing Received from the Argentine Central Bank and Other Financial Institutions	334,261,698	(961,743,051)	1,070,749,493	(47,577,277)	395,690,863
Total	1,408,175,753	(1,430,289,120)	1,285,657,967	71,148,812	1,334,693,412
The composition of the item "Other Operations" within the section of adjustments to obtain activities cash flows is detailed below:

Items	12.31.25	12.31.24	12.31.23
Monetary position	4,859,384,205	4,389,203,488	4,971,392,307
Exchange rate	(3,528,697,851)	(1,416,072,183)	(1,207,335,814)
Others non-cash items	(348,903,345)	(655,185,394)	9,006,895
Total	981,783,009	2,317,945,911	3,773,063,388